Investment property (Tables)	12 Months Ended
Dec. 31, 2022
Investment property [abstract]
Schedule of Detailed Information about Investment Property
Changes in the Group’s investment property in 2022 and 2021 were as follows:

	2022	2021
Beginning of the year	32,132	31,179
Net loss from fair value adjustment (Note 8)	(2,961)	(4,331)
Reclassification to property, plant and equipment (i)	—	(1,380)
Exchange difference	4,159	6,664
End of the year	33,330	32,132
Fair value	33,330	32,132
Net book amount	33,330	32,132

(i) Relates with the expiration of contracts with third parties.